SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Year End Spot Rate [Member]
Debt Instrument [Line Items]
Exchange rate	7.8400	7.7799	7.8259
Average Rate [Member]
Debt Instrument [Line Items]
Exchange rate	7.8041	7.7930	7.8246